UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement |_| adds new holding
                                   entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York         August 16, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    90

Form 13F Information Table Value Total:    $506,349
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number      Name

1.                                         Fox Point Fund LP
2.                                         Fox Point Offshore, Ltd.
3.                                         Fox Point QP Fund LP



                                                      FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8


                               TITLE                        VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------          -----      --------   -------   --- ----  ----------  --------  -----   ------ ----
ALTRIA GROUP INC               COM               02209S103   2,800       139,723 SH        DEFINED     1           139,723
ALTRIA GROUP INC               COM               02209S103   9,660       482,022 SH        DEFINED     2           482,022
ALTRIA GROUP INC               COM               02209S103  10,586       528,255 SH        DEFINED     3           528,255
AMERISOURCEBERGEN CORP         COM               03073E105   2,315        72,899 SH        DEFINED     1            72,899
AMERISOURCEBERGEN CORP         COM               03073E105   7,985       251,490 SH        DEFINED     2           251,490
AMERISOURCEBERGEN CORP         COM               03073E105   8,751       275,611 SH        DEFINED     3           275,611
APPLE INC                      COM               037833100   3,056        12,150 SH        DEFINED     1            12,150
APPLE INC                      COM               037833100  10,543        41,915 SH        DEFINED     2            41,915
APPLE INC                      COM               037833100  11,554        45,935 SH        DEFINED     3            45,935
AUTOZONE INC                   COM               053332102   1,174         6,075 SH        DEFINED     1             6,075
AUTOZONE INC                   COM               053332102   4,049        20,957 SH        DEFINED     2            20,957
AUTOZONE INC                   COM               053332102   4,438        22,968 SH        DEFINED     3            22,968
COGNIZANT TECHNOLOGY SOLUTIO   CL A              192446102     760        15,186 SH        DEFINED     1            15,186
COGNIZANT TECHNOLOGY SOLUTIO   CL A              192446102   2,623        52,393 SH        DEFINED     2            52,393
COGNIZANT TECHNOLOGY SOLUTIO   CL A              192446102   2,874        57,421 SH        DEFINED     3            57,421
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD      20441W203     920         9,112 SH        DEFINED     1             9,112
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD      20441W203   3,175        31,436 SH        DEFINED     2            31,436
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD      20441W203   3,480        34,452 SH        DEFINED     3            34,452
CREDICORP LTD                  COM               G2519Y108     773         8,505 SH        DEFINED     1             8,505
CREDICORP LTD                  COM               G2519Y108   2,667        29,340 SH        DEFINED     2            29,340
CREDICORP LTD                  COM               G2519Y108   2,923        32,155 SH        DEFINED     3            32,155
DAVITA INC                     COM               23918K108   1,935        30,982 SH        DEFINED     1            30,982
DAVITA INC                     COM               23918K108   6,674       106,883 SH        DEFINED     2           106,883
DAVITA INC                     COM               23918K108   7,314       117,135 SH        DEFINED     3           117,135
DECKERS OUTDOOR CORP           COM               243537107   1,736        12,150 SH        DEFINED     1            12,150
DECKERS OUTDOOR CORP           COM               243537107   5,988        41,915 SH        DEFINED     2            41,915
DECKERS OUTDOOR CORP           COM               243537107   6,563        45,935 SH        DEFINED     3            45,935
DOLLAR TREE INC                COM               256746108   3,161        75,936 SH        DEFINED     1            75,936
DOLLAR TREE INC                COM               256746108  10,906       261,969 SH        DEFINED     2           261,969
DOLLAR TREE INC                COM               256746108  11,952       287,095 SH        DEFINED     3           287,095
DRESSER-RAND GROUP INC         COM               261608103     192         6,075 SH        DEFINED     1             6,075
DRESSER-RAND GROUP INC         COM               261608103     661        20,957 SH        DEFINED     2            20,957
DRESSER-RAND GROUP INC         COM               261608103     725        22,968 SH        DEFINED     3            22,968
EXPRESS INC                    COM               30219E103     994        60,749 SH        DEFINED     1            60,749
EXPRESS INC                    COM               30219E103   3,431       209,575 SH        DEFINED     2           209,575
EXPRESS INC                    COM               30219E103   3,760       229,676 SH        DEFINED     3           229,676
FIDELITY NATL INFORMATION SV   COM               31620M106     912        34,019 SH        DEFINED     1            34,019
FIDELITY NATL INFORMATION SV   COM               31620M106   3,148       117,362 SH        DEFINED     2           117,362
FIDELITY NATL INFORMATION SV   COM               31620M106   3,450       128,619 SH        DEFINED     3           128,619
GENZYME CORP                   COM               372917104   1,542        30,375 SH        DEFINED     1            30,375
GENZYME CORP                   COM               372917104   5,320       104,787 SH        DEFINED     2           104,787
GENZYME CORP                   COM               372917104   5,830       114,838 SH        DEFINED     3           114,838
HEALTH NET INC                 COM               42222G108   1,554        63,786 SH        DEFINED     1            63,786
HEALTH NET INC                 COM               42222G108   5,363       220,054 SH        DEFINED     2           220,054
HEALTH NET INC                 COM               42222G108   5,877       241,160 SH        DEFINED     3           241,160
INTERCONTINENTALEXCHANGE INC   COM               45865V100   1,373        12,149 SH        DEFINED     1            12,149
INTERCONTINENTALEXCHANGE INC   COM               45865V100   4,738        41,915 SH        DEFINED     2            41,915
INTERCONTINENTALEXCHANGE INC   COM               45865V100   5,192        45,936 SH        DEFINED     3            45,936
J CREW GROUP INC               COM               46612H402   1,118        30,373 SH        DEFINED     1            30,373
J CREW GROUP INC               COM               46612H402   3,858       104,795 SH        DEFINED     2           104,795
J CREW GROUP INC               COM               46612H402   4,227       114,832 SH        DEFINED     3           114,832
LIBERTY MEDIA CORP NEW         LIB STAR COM A    53071M708   2,362        45,560 SH        DEFINED     1            45,560
LIBERTY MEDIA CORP NEW         LIB STAR COM A    53071M708   8,148       157,178 SH        DEFINED     2           157,178
LIBERTY MEDIA CORP NEW         LIB STAR COM A    53071M708   8,930       172,262 SH        DEFINED     3           172,262
LINCARE HLDGS INC              COM               532791100   3,851       118,460 SH        DEFINED     1           118,460
LINCARE HLDGS INC              COM               532791100  13,286       408,671 SH        DEFINED     2           408,671
LINCARE HLDGS INC              COM               532791100  14,560       447,869 SH        DEFINED     3           447,869
LOCKHEED MARTIN CORP           COM               539830109     453         6,075 SH        DEFINED     1             6,075
LOCKHEED MARTIN CORP           COM               539830109   1,561        20,957 SH        DEFINED     2            20,957
LOCKHEED MARTIN CORP           COM               539830109   1,711        22,968 SH        DEFINED     3            22,968
MEAD JOHNSON NUTRITION CO      COM               582839106   1,522        30,375 SH        DEFINED     1            30,375
MEAD JOHNSON NUTRITION CO      COM               582839106   5,252       104,787 SH        DEFINED     2           104,787
MEAD JOHNSON NUTRITION CO      COM               582839106   5,756       114,838 SH        DEFINED     3           114,838
NETEZZA CORP                   COM               64111N101     208        15,186 SH        DEFINED     1            15,186
NETEZZA CORP                   COM               64111N101     717        52,393 SH        DEFINED     2            52,393
NETEZZA CORP                   COM               64111N101     786        57,421 SH        DEFINED     3            57,421
NETFLIX INC                    COM               64110L106   1,716        15,795 SH        DEFINED     1            15,795
NETFLIX INC                    COM               64110L106   5,920        54,489 SH        DEFINED     2            54,489
NETFLIX INC                    COM               64110L106   6,488        59,716 SH        DEFINED     3            59,716
NEWMONT MINING CORP            COM               651639106   2,813        45,562 SH        DEFINED     1            45,562
NEWMONT MINING CORP            COM               651639106   9,704       157,181 SH        DEFINED     2           157,181
NEWMONT MINING CORP            COM               651639106  10,635       172,257 SH        DEFINED     3           172,257
OMNIVISION TECHNOLOGIES INC    COM               682128103     651        30,375 SH        DEFINED     1            30,375
OMNIVISION TECHNOLOGIES INC    COM               682128103   2,247       104,787 SH        DEFINED     2           104,787
OMNIVISION TECHNOLOGIES INC    COM               682128103   2,462       114,838 SH        DEFINED     3           114,838
POPULAR INC                    COM               733174106     244        91,124 SH        DEFINED     1            91,124
POPULAR INC                    COM               733174106     842       314,362 SH        DEFINED     2           314,362
POPULAR INC                    COM               733174106     923       344,514 SH        DEFINED     3           344,514
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104  15,568       364,500     PUT   DEFINED     1           364,500
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104  53,704     1,257,400     PUT   DEFINED     2         1,257,400
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104  58,859     1,378,100     PUT   DEFINED     3         1,378,100
ROVI CORP                      COM               779376102   2,303        60,749 SH        DEFINED     1            60,749
ROVI CORP                      COM               779376102   7,945       209,575 SH        DEFINED     2           209,575
ROVI CORP                      COM               779376102   8,707       229,676 SH        DEFINED     3           229,676
ULTA SALON COSMETCS & FRAG I   COM               90384S303     287        12,150 SH        DEFINED     1            12,150
ULTA SALON COSMETCS & FRAG I   COM               90384S303     991        41,915 SH        DEFINED     2            41,915
ULTA SALON COSMETCS & FRAG I   COM               90384S303   1,087        45,935 SH        DEFINED     3            45,935
VERISIGN INC                   COM               92343E102   3,226       121,498 SH        DEFINED     1           121,498
VERISIGN INC                   COM               92343E102  11,128       419,150 SH        DEFINED     2           419,150
VERISIGN INC                   COM               92343E102  12,196       459,352 SH        DEFINED     3           459,352




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